Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term liabilities

	2021	2020
Asset retirement obligations	$6,806	$5,861
Lease liabilities (note 8)	1,584	1,690
Share-based compensation	489	160
Risk management (note 19)	85	160
Transportation and processing contracts (1)	241	270
Other (2)	127	145
	9,332	8,286
Less: current portion	948	722
	$8,384	$7,564
(1)The acquisition of Painted Pony in 2020 included product transportation and processing obligations (note 7).
(2)Includes $48 million (2020 – $72 million) related to the acquisition of the Joslyn oil sands project in 2018, payable in annual installments of $25 million.

Summary of asset retirement obligations	Reconciliations of the discounted asset retirement obligations were as follows:

	2021	2020	2019
Balance – beginning of year	$5,861	$5,771	$3,886
Liabilities incurred	5	5	15
Liabilities acquired, net	76	13	198
Liabilities settled	(307)	(249)	(296)
Asset retirement obligation accretion	185	205	190
Revision of cost and timing estimates	1,716	(134)	412
Change in discount rates	(723)	253	1,412
Foreign exchange adjustments	(7)	(3)	(46)
Balance – end of year	6,806	5,861	5,771
Less: current portion	249	184	208
	$6,557	$5,677	$5,563
Segmented Asset Retirement Obligations

	2021	2020
Exploration and Production
North America	$4,021	$2,899
North Sea	821	787
Offshore Africa	170	174
Oil Sands Mining and Upgrading	1,793	1,999
Midstream and Refining	1	2
	$6,806	$5,861

Summary of share-based compensation liability	The current portion of the liability represents the maximum amount of the liability payable within the next twelve month period if all vested stock options and PSUs are settled in cash.

	2021	2020	2019
Balance – beginning of year	$160	$297	$124
Share-based compensation expense (recovery)	514	(82)	223
Cash payment for stock options surrendered and PSUs vested	(48)	(39)	(2)
Transferred to common shares	(139)	(21)	(53)
Other	2	5	5
Balance – end of year	489	160	297
Less: current portion	329	119	227
	$160	$41	$70

Disclosure of weighted average assumptions used
The fair value of stock options outstanding was estimated using the Black-Scholes valuation model with the following weighted average assumptions:

	2021	2020	2019
Fair value	$16.98	$3.47	$7.88
Share price	$53.45	$30.59	$42.00
Expected volatility	35.5%	39.8%	26.7%
Expected dividend yield	4.4%	5.6%	3.6%
Risk free interest rate	1.1%	0.3%	1.7%
Expected forfeiture rate	4.7%	4.3%	4.3%
Expected stock option life (1)	4.2 years	4.3 years	4.4 years
(1)At original time of grant.